Trade Accounts Receivable, Net - Schedule of Changes in Allowance For Doubtful Accounts and Sales Returns and Sales Allowances (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Dec. 25, 2020	Dec. 27, 2019	Mar. 27, 2020	Mar. 29, 2019
Total
Balance at the beginning of the period	$ 17,473	$ 18,019	$ 18,019	$ 26,280
Charged to costs and expenses or revenue	103,510	91,515	118,981	113,745
Write-offs, net of recoveries	(104,409)	(92,330)	(119,528)	(122,006)
Balance at the end of the period	16,574	17,204	17,473	18,019
Returns and Sales Allowances
Balance at the beginning of the period	17,185	17,607		25,977
Charged to costs and expenses or revenue	103,660	91,690	118,719	113,250
Write-offs, net of recoveries	(104,408)	(92,330)	(119,142)	(121,620)
Balance at the end of the period	16,437	16,967	17,185	17,607
Allowance for Doubtful Accounts
Balance at the beginning of the period	288	412	412	303
Charged to costs and expenses or revenue	(150)	(175)	262	495
Write-offs, net of recoveries			(386)	(386)
Balance at the end of the period	$ 138	$ 237	$ 288	$ 412